Equity-Based Compensation - Summary of Enterprise Incentive and Junior Share Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Enterprise Incentive Shares
Outstanding shares, beginning balance		3,228,667	2,838,705
Outstanding shares, Granted			603,791
Outstanding shares, Forfeited		(262,111)	(213,829)
Exchange of enterprise incentive shares for enterprise junior stock issued as part of the Reorganization		(2,966,556)
Outstanding shares, ending balance			3,228,667
Weighted Grant Date, Fair value beginning balance		$ 7.63	$ 7.80
Weighted Average Exercise Price Per share, Granted			7.19
Weighted Average Exercise Price Per share, Forfeited		7.72	8.64
Exchange of enterprise incentive shares for enterprise junior stock pursuant to the Reorganization		$ 7.62
Weighted Grant Date, Fair value ending balance			$ 7.63
Enterprise Junior Stock
Outstanding shares, beginning balance	2,926,851
Outstanding shares, Forfeited	(104,870)	(39,705)
Exchange of enterprise incentive shares for enterprise junior stock issued as part of the Reorganization		2,966,556
Outstanding shares, ending balance		2,926,851
Weighted Grant Date, Fair value beginning balance	$ 7.62
Weighted Average Exercise Price Per share, Forfeited		$ 7.89
Exchange of enterprise incentive shares for enterprise junior stock pursuant to the Reorganization		7.62
Weighted Grant Date, Fair value ending balance		7.62
Weighted average conversion ratio, Outstanding beginning balance		0.23
Weighted average conversion ratio, Forfeited		0.02
Weighted average conversion ratio, Outstanding ending balance		$ 0.23